Summary of significant accounting policies - Schedule of Disaggregates the Group's Revenue (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	¥ 35,593,055	¥ 45,976,421	¥ 154,226,006
Packaged tour service [Member]
Disaggregation of Revenue [Line Items]
Revenue	32,039,060	33,391,854	81,038,722
Packaged tour service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Revenue	6,606,828	10,006,080	73,181,985
Packaged tour service [Member] | Oversea [Member]
Disaggregation of Revenue [Line Items]
Revenue	25,432,232	23,385,774	7,856,737
Customized chartered bus service [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,022,802	10,730,641	63,654,231
Customized chartered bus service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Revenue	336,678	898,028	56,895,187
Customized chartered bus service [Member] | Oversea [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,686,124	9,832,613	6,759,044
Commute shuttle service [Member]
Disaggregation of Revenue [Line Items]
Revenue	531,193	1,853,926	9,507,054
Commute shuttle service [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Revenue	531,193	1,853,926	9,507,054
Other [Member]
Disaggregation of Revenue [Line Items]
Revenue	0	0	25,999
Other [Member] | Domestic [Member]
Disaggregation of Revenue [Line Items]
Revenue	¥ 0	¥ 0	¥ 25,999